(Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Audit Fees [Abstract]
Audit fees	$ 0.9	$ 1.0	$ 0.7
Fees for additional audit related services	0.0	0.0	0.2
Fees for tax services	$ 0.0	$ 0.0	$ 0.0